Note 7 - Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	As of December 31, 2011
	Costs	Gross unrealized losses	Exchange difference	Fair value

Available-for-sale securities	952,411	(38,185)	9,356	923,582
Total	952,411	(38,185)	9,356	923,582

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	December 31,
	2011	2012

Beginning balance	-	$923,582
Purchases	16,090,819	-
Redemption	(15,876,624)	916,228
Realized gain (loss)	481,850	(45,567)
Unrealized loss	(38,185)	38,185
Exchange difference	265,722	28

Ending balance	923,582	-

Available-for-sale Securities [Table Text Block]
	Year ended December 31, 2012
	Proceeds	Costs	Losses	Exchange difference

Available-for-sale securities	916,200	952,411	(45,567)	9,384
Total	916,200	952,411	(45,567)	9,384
	Year ended December 31, 2011
	Proceeds	Costs	Gains	Exchange difference

Available-for-sale securities	15,876,624	15,138,408	481,850	256,366
Total	15,876,624	15,138,408	481,850	256,366